Note 8 - Property and Equipment (Details Textual) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Depreciation, Total	$ 178	$ 121	$ 160	$ 192